Note 4 - Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2023	2022
Balance beginning of the year	$(24)	$23

Other comprehensive income (loss) before reclassifications	14	(47)
Amount reclassified from accumulated other comprehensive income (loss)	-	-
Total other comprehensive income (loss)	14	(47)
Balance end of the year	$(10)	$(24)